Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ 576,067	$ (527,530)	$ (329,382)	$ 204,997
Adjustments to reconcile net income (loss) to net cash used in operating activities
Interest earned in Trust Account	(1,675,392)	(7,612)	(8,091)	(2,244,477)
Change in fair value of overallotment liability			(2,923)	0
Gain on expiration of overallotment option			(127,035)	0
Changes in current assets and liabilities:
Prepaid expenses	(13,541)	37,637	(198,983)	101,445
Accrued expenses	558,962	346,993	215,247	1,028,390
Due to related party	39,045	(1,162)	0	29,704
Income taxes payable	343,328	0
Net cash used in operating activities	(171,531)	(151,674)	(451,167)	(488,743)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(154,441,030)	0
Cash Flows from Financing Activities:
Proceeds from related party			56,922	0
Payment to related party			(54,647)	0
Proceeds from issuance of Public Units			154,441,030	0
Proceeds from issuance of Private Units			4,638,820	0
Payment of offering costs	0	(27,785)	(3,415,736)	(97,785)
Net cash used in operating activities			155,666,389	(97,785)
Net Change in Cash	(171,531)	(179,459)	774,192	(586,528)
Cash – beginning of period	187,664	774,192	0	774,192
Cash—end of period	16,133	594,733	774,192	187,664
Supplemental Disclosure of cash flow information:
Offering costs paid by Sponsor in exchange for issuance of Class B common stock			25,000	0
Capital contribution by the Sponsor through transfer of Class B shares			1,186,448	0
Offering costs included in accrued offerings costs	0	84,700	112,485	0
Deferred underwriting commissions			5,405,436	0
Accretion of the interest earned in Trust Account	1,271,465	7,612	$ 8,091	$ 1,460,408
Deferred underwriting fees waiver	$ 5,405,436	$ 0